Related Party Transactions - Transactions with related parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related party transactions
Revenues	¥ 49,358		¥ 36,366	¥ 0
Cost of revenues	576,081		755,445	677,831
Rental income	46,934		27,718	11,103
Total Other income	847		963	12,904
Payments to Acquire Equity Method Investments	238,415	$ 36,539	218,260	1,865,309
Gain on disposal of subsidiary | ZTO Lianshang Technology Co., Ltd.
Related party transactions
Gain on disposal of subsidiary derived				12,904
Tonglu Tongze Logistics Ltd And Its Subsidiaries | Transportation service fees paid
Related party transactions
Cost of revenues	331,288		479,124	547,500
ZTO Supply Chain Management Co., Ltd. and its subsidiaries | Rental income
Related party transactions
Rental income	28,720		17,979	11,103
ZTO Supply Chain Management Co., Ltd. and its subsidiaries | Transportation service fees paid
Related party transactions
Cost of revenues	47,491		63,808	40,280
Shanghai Mingyu Barcode Technology Ltd. | Purchases of supplies
Related party transactions
Cost of revenues	197,302		212,513	¥ 90,051
ZTO Cloud Warehouse Technology Co., Ltd and Its Subsidiaries | Transportation revenue
Related party transactions
Revenues	45,286		32,699
ZTO Cloud Warehouse Technology Co., Ltd and Its Subsidiaries | Rental income
Related party transactions
Rental income	17,215		9,739
ZTO Cloud Warehouse Technology Co., Ltd and Its Subsidiaries | Interest Income
Related party transactions
Interest Income	21
Youmi Technology (Zhejiang) Co., Ltd. | Rental income
Related party transactions
Rental income	100
Youmi Technology (Zhejiang) Co., Ltd. | Advertisement Revenue
Related party transactions
Revenues	2,170
Ningbo Haitaotong International Logistics Co., Ltd | Transportation revenue
Related party transactions
Revenues	1,299		717
Shanghai Kuaibao Network Technology Ltd | Advertisement Revenue
Related party transactions
Revenues	119		2,936
ZTO Lianshang Technology Co., Ltd. And its Subsidiaries [Member] | Transportation revenue
Related party transactions
Revenues	484		14
ZTO Lianshang Technology Co., Ltd. And its Subsidiaries [Member] | Rental income
Related party transactions
Rental income	899
ZTO Lianshang Technology Co., Ltd. And its Subsidiaries [Member] | Interest Income
Related party transactions
Interest Income	¥ 826		¥ 963